Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                   December 17, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:     AllianceBernstein Cap Fund, Inc.
                - AllianceBernstein Select US Long/Short Portfolio
               (File Nos. 2-29901 and 811-01716)
               ---------------------------------------------------

Ladies and Gentlemen:

             On behalf of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Select US Long/Short Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on December 11, 2012.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Sincerely,



                                                   /s/ Joanne Skerrett
                                                   -------------------
                                                       Joanne Skerrett